BORROWED FUNDS (Details Textual) (Federal Home Loan Bank of Cincinnati [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 21, 2010	Jun. 20, 2006
Line of Credit [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 40,000
Maximum amount of outstanding agreements at any month end	24,381	22,359
Monthly average of agreements	21,408	19,052
Blanket Agreement [Member]
Line of Credit Facility [Line Items]
Percentage of qualifying residential mortgage loans				150.00%
Outstanding Advances	0	0
Stock held in the FHLB	$ 3,009